Significant Accounting Policies (Schedule of Deferred Revenue in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Beginning of year	$ 22,432	$ 13,993
Deferral of revenue	14,952	16,170
Recognition of deferred revenue	(18,935)	(7,731)
Balance at end of year	$ 18,449	$ 22,432